Other Payables and Accruals - Components of Other Payables and Accruals (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Payables And Accruals [Abstract]
Accruals	¥ 10,372	¥ 11,018
Other payables and accruals	39,057	46,210
Payable to database suppliers	3,000	2,189
Interest payables	5,749	7,704
Total other payables and accruals	58,178	67,121
Current	58,178	67,121
Non-current	¥ 0	¥ 0